OTHER INCOME/(EXPENSES), NET (Schedule Of Other Nonoperating Income/Expense) (Details) - CNY (¥)	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Guarantee income	¥ 42,745,221	¥ 0
Donations	(3,920,795)	(668,371)
Total	¥ 38,824,426	¥ (668,371)